Fair Value Measurements (Financial instruments measured at fair value by level within the fair value hierarchy) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Assets:
Term deposits and short term investments	¥ 781,298		¥ 769,681
Restricted cash	354,602		125,000
Available-for-sale investments	939,432	$ 135,306	513,994
Quote Prices in Active Market for Identical Assets (Level 1) [Member]
Assets:
Term deposits and short term investments	22,198		106,907
Restricted cash	354,602		125,000
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Term deposits and short term investments	759,100		662,774
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Available-for-sale investments	¥ 939,432		¥ 513,994